ACQUISITIONS (Detail)-Q							3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 19, 2016 USD ($)	Apr. 14, 2016 USD ($) a item	Apr. 13, 2016 USD ($)	Mar. 31, 2016 USD ($) a item	Mar. 10, 2016 USD ($)	Jun. 30, 2015	Jun. 30, 2016 USD ($) a item $ / shares	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2016 USD ($) a item $ / shares	Jun. 30, 2015 USD ($) $ / shares	Dec. 31, 2015 USD ($) a	Dec. 31, 2014 USD ($)	May 31, 2015 a
Acquisitions
Cash paid for the acquisition of the asset									$ 1,173,906	$ 785,630	$ 715,595	$ 202,306
Acres Gross | a							9,877		9,877
Acres Net | a							2,432		2,432
Pro forma information
Revenue										1,328
Net income (loss)							$ (918,201)	$ (245,674)	$ (1,641,007)	(456,765)
Net (loss) available to PetroShare common stockholders							$ (918,201)	$ (245,674)	$ (1,641,007)	$ (456,765)
Pro forma (loss) per common share Basic and Diluted (Dollars per share) | $ / shares							$ (0.04)	$ (0.01)	$ (0.08)	$ (0.03)
Todd Creek Farms | Oil and Gas Leases
Acquisitions
Cash paid for the acquisition of the asset		$ 576,112		$ 1,180,547
Working interest in well (as a percent)				100.00%
Number of Wells under Leases | item				1
Acres Gross | a											1,460
Acres Net | a		378		320							244
Todd Creek Farms | Oil and Gas Leases | Maximum
Acquisitions
Number of wells, proposed to be drilled | item		14
Todd Creek Farms | Oil and Gas Leases | Providence Energy Operators, LLC
Acquisitions
Cash received from option exercised					$ 184,360
Todd Creek Farms | Oil and Gas Leases | Providence Energy Operators, LLC | Participation Agreement
Acquisitions
Ownership interest acquired by the option holder (as a percent)	50.00%		50.00%		50.00%
Cash received from option exercised	$ 590,274		$ 288,056
Adams County, Colorado | Providence Energy Operators, LLC | Participation Agreement
Acquisitions
Acres Gross | a													23,100
Adams County, Colorado | PDC Assets
Acquisitions
Cash paid for the acquisition of the asset									$ 2,305,917
Purchase price									4,611,833
Holdback allowance									$ 542,797
Acres Gross | a							3,652		3,652
Acres Net | a							1,410		1,410
Number of producing wells | item							35		35
Title curative action period									60 days
Post-closing adjustment period						90 days
Consideration:
Cash							$ 2,305,917		$ 2,305,917
Total consideration							2,305,917		2,305,917
Fair Value of Liabilities Assumed:
Current liabilities							93,226		93,226
Asset retirement obligations							542,611		542,611
Total consideration plus liabilities assumed:							2,941,754		2,941,754
Fair Value of Assets Acquired:
Proved crude oil and gas properties							2,513,748		2,513,748
Unproved crude oil and gas properties							428,006		428,006
Amount attributable to assets acquired							2,941,754		2,941,754
Pro forma information
Revenue							66,740	$ 86,798	128,287	$ 200,512
Net income (loss)							(13,466)	(7,076)	(18,868)	31,041
Net (loss) available to PetroShare common stockholders							$ (13,466)	$ (7,076)	$ (18,868)	$ 31,041
Pro forma (loss) per common share Basic and Diluted (Dollars per share) | $ / shares							$ 0.00	$ 0.00	$ 0.00	$ 0.00
Adams County, Colorado | PDC Assets | Maximum
Acquisitions
Purchase price									$ 5,154,630
Adams County, Colorado | PDC Assets | Providence Energy Operators, LLC | Participation Agreement
Acquisitions
Ownership interest acquired by the option holder (as a percent)							50.00%		50.00%
Adams County, Colorado | PDC Assets | Pro Forma
Pro forma information
Revenue							$ 66,740	$ 86,798	$ 128,287	$ 201,840
Net income (loss)							(931,667)	(252,750)	(1,659,875)	(425,724)
Net (loss) available to PetroShare common stockholders							$ (931,667)	$ (252,750)	$ (1,659,875)	$ (425,724)
Pro forma (loss) per common share Basic and Diluted (Dollars per share) | $ / shares							$ (0.04)	$ (0.01)	$ (0.08)	$ (0.02)